Deferred Revenue (Tables)	3 Months Ended
Mar. 31, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure

The following table sets forth information regarding the change in deferred revenue:

Three Months Ended March 31, 2013
(in thousands)
Balance, Beginning of Period	$2,332
Gross Revenue Deferred	7,037
Revenue Recognized	(358)

Balance, End of Period	$9,011